Supplement dated April 11, 2018
to the Prospectus, Summary Prospectus and Statement of Additional Information (SAI), each as supplemented, if applicable, of the following fund (the Fund):
Fund	Document Dated
Columbia Funds Series Trust I
Multi-Manager Directional Alternative Strategies Fund	Prospectus: 9/1/2017 Summary Prospectus: 9/1/2017 (As amended, 9/14/2017) SAI: 4/2/2018
Effective immediately, the list of portfolio managers for AQR Capital Management, LLC (AQR) under the caption “Fund Management” in the “Summary of the Fund” section of the Prospectus and the Summary Prospectus is hereby superseded and replaced with the following information:
Subadviser: AQR Capital Management, LLC (AQR)

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Michele Aghassi, Ph.D.	Portfolio Manager and Principal of AQR	Co-Portfolio Manager	2016
Andrea Frazzini, Ph.D., M.S.	Portfolio Manager and Principal of AQR	Co-Portfolio Manager	2016
Jacques Friedman, M.S.	Portfolio Manager and Principal of AQR	Co-Portfolio Manager	2016
The rest of the section remains the same.
Effective immediately, the portfolio manager information for AQR under the subsection “Primary Service Providers – Portfolio Managers” in the “More Information About the Fund" section of the Prospectus for the above mentioned Fund is hereby superseded and replaced with the following:
Subadviser: AQR Capital Management, LLC (AQR)

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Michele Aghassi, Ph.D.	Portfolio Manager and Principal of AQR	Co-Portfolio Manager	2016
Andrea Frazzini, Ph.D., M.S.	Portfolio Manager and Principal of AQR	Co-Portfolio Manager	2016
Jacques Friedman, M.S.	Portfolio Manager and Principal of AQR	Co-Portfolio Manager	2016
Ms. Aghassi is a Principal of AQR. Ms. Aghassi joined AQR in 2005 and is co-head of research for its Global Stock Selection group, overseeing research and portfolio management. She earned a B.Sc. in applied mathematics from Brown University and a Ph.D. in operations research from the Massachusetts Institute of Technology.
Mr. Frazzini is a Principal of AQR. Mr. Frazzini joined AQR in 2008 and develops quantitative models for its Global Stock Selection team. He earned a B.S. in economics from the University of Rome III, an M.S. in economics from the London School of Economics and a Ph.D. in economics from Yale University.
Mr. Friedman is a Principal of AQR. Mr. Friedman joined AQR at its inception in 1998 and heads its Global Stock Selection team, overseeing research and portfolio management. He earned a B.S. in applied mathematics from Brown University and an M.S. in applied mathematics from the University of Washington.
The rest of the section remains the same.
Effective immediately, the information for AQR under the subsection "The Investment Manager and Subadvisers – Portfolio Managers" in the "Investment Management and Other Services" section of the SAI for the above mentioned Fund is hereby superseded and replaced with the following:

		Other Accounts Managed (excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
For Funds with fiscal year ending April 30 – Information is as of April 30, 2017, unless otherwise noted
SUP284_04_003_(04/18)

		Other Accounts Managed (excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
MM Directional Alternative Strategies Fund	AQR: Michele Aghassi	21 RICs 22 PIVs 18 other accounts	$9.51 billion $12.19 billion $6.12 billion	16 PIVs ($7.84 B) 6 other accounts ($2.04 B)	None	AQR	AQR
	Andrea Frazzini	39 RICs 34 PIVs 40 other accounts	$19.69 billion $18.95 billion $18.18 billion	26 PIVs ($15.27 B) 12 other accounts ($2.84 B)	None
	Jacques Friedman	48 RICs 51 PIVs 121 other accounts	$29.51 billion $26.37 billion $62.5 billion	39 PIVs ($20.62 B) 40 other accounts ($17.52 B)	None
*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
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SUP284_04_003_(04/18)